INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Note 7 - INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards	$ 1,234,000	$ 2,655,000
Maximum [Member]
Note 7 - INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards, Expiration Year	2038
Minimum [Member]
Note 7 - INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards, Expiration Year	2035